Document and Entity Information	6 Months Ended
Sep. 30, 2020
Cover [Abstract]
Entity Registrant Name	Investview, Inc.
Entity Central Index Key	0000862651
Document Type	POS AM
Amendment Flag	true
Amendment Description	The purpose of this Post-Effective Amendment No. 5 to the Registration Statement filed on February 21, 2020, Registration No. 333-236563, which was declared effective by the SEC on March 6, 2020, is to: (i) file as Exhibit 10.55.2 hereto an amendment to the Certificate of Designations, Preferences and Rights of 13% Series B Cumulative Redeemable Perpetual Preferred Stock, which specifically relates to Section 4 of the Series B Certificate of Designation relating to, among other things, the payment of dividends on a quarterly basis ("Amended Series B Certificate of Designation") and which has been consented to by the holders of two-thirds of the outstanding shares of Series B Convertible Stock; (ii) include the registrant's financial statements through the period ended September 30, 2020; (iii) report the change in a majority of the Board of Directors effective April 27, 2020 in connection with the entry into a Securities Purchase Agreement with DBR Capital, LLC, dated April 27, 2020 and the related transaction documents (Reference is made to the registrant's Form 8-K and 8-K/A, both filed on April 30, 2020); (iv) update the Executive Compensation table to include compensation paid in fiscal 2020; and (v) other revisions to the Registration Statement as a result of the foregoing. The information included in this filing amends this Registration Statement, the previously filed Post-Effective Amendments and the prospectus contained therein and herein. No additional securities are being registered under this Post-Effective Amendment No. 5. All applicable registration fees were paid at the time of the original filing of the Registration Statement.
Entity Filer Category	Non-accelerated Filer
Entity Small Business Flag	true
Entity Emerging Growth Company	false